LORD ABBETT INVESTMENT TRUST
Lord Abbett Income Strategy Fund
Lord Abbett Balanced Strategy Fund
Lord Abbett Diversified Equity Strategy Fund
Lord Abbett World Growth & Income Strategy Fund

SUPPLEMENT DATED JUNE 29, 2007 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2007
(CLASS A, B, C, P, & Y SHARES)

As of June 29, 2007, with respect to the Lord Abbett Income Strategy Fund, Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, and Lord Abbett World Growth & Income Strategy Fund (the “Strategic Allocation Funds”), the second paragraph of the section in the Statement of Additional Information entitled “Investment Advisory and Other Services – Investment Managers” is hereby replaced with the following:

The Lord Abbett Asset Allocation Committee oversees and reviews the allocation and investment of the Strategic Allocation Funds’ assets in the underlying funds and is primarily responsible for the day-to-day management of the Funds.  The Asset Allocation Committee consists of Robert S. Dow, Robert I. Gerber, Christopher J. Towle, Harold E. Sharon, Charles Massare, and Robert P. Fetch.

In the aforesaid section, the table entitled “Other Accounts Managed” is amended to include the following information for each Fund, which information is as of May 31, 2007 unless indicated otherwise:

Other Accounts Managed¹ (# and Total Assets*)
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Income Strategy Fund	Robert S. Dow	4 / $2,216.9	0 / $0.0	0 / $0.0
	Robert P. Fetch	10 / $10,456.1	1 / $250.9	965 / $3,097.8

Balanced Strategy Fund	Robert S. Dow	4 / $857.5	0 / $0.0	0 / $0.0
	Robert P. Fetch	10 / $9,096.7	1 / $250.9	965 / $3,097.8

Diversified Equity Strategy Fund	Robert S. Dow	4 / $2,253.8	0 / $0.0	0 / $0.0
	Robert P. Fetch	10 / $10,492.9	1 / $250.9	965 / $3,097.8

World Growth & Income Strategy Fund	Robert S. Dow	4 / $1,985.7	0 / $0.0	0 / $0.0
	Robert P. Fetch	10 / $10,224.9	1 / $250.9	965 / $3,097.8

(1)  Total assets are in millions.

*   Included in the number of accounts and total assets are 2 accounts with respect to which the management fee is based on the performance of the account; such accounts total approximately 570.5 million in assets.

In the section entitled “Investment Advisory and Other Services – Holdings of Investment Managers,” the table entitled “Dollar Range of Shares in the Funds” is amended to include the following information for each Fund, which information is as of May 31, 2007 unless indicated otherwise:

Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Income Strategy Fund	Robert S. Dow							X
	Robert P. Fetch	X

Balanced Strategy Fund	Robert S. Dow							X
	Robert P. Fetch	X

Diversified Equity Strategy Fund	Robert S. Dow							X
	Robert P. Fetch	X

World Growth & Income Strategy Fund	Robert S. Dow							X
	Robert P. Fetch	X